Financial Risks - Summary of Unrealized Gains and Losses on Share Positions (Detail) - Share [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unrealized gains and losses on share positions [line items]
Cost basis	€ 290	€ 371
Carrying value	312	391
Net unrealized gains / (losses)	23	(20)
Carrying value of securities with gross unrealized gains	254	304
Gross unrealized gains	47	40
Carrying value of securities with gross unrealized losses	58	86
Gross unrealized losses	€ (24)	€ (20)